Summary of Short-term investments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Short-term Investment [Abstract]
Beginning Balance	$ 7,199	$ 1,118
Acquisition of marketable securities in merger with Ely			$ 1,291
Acquisition of Golden Valley and Abitibi		23,360
Addition	112	949
Dispositions	(4,531)	(17,659)
Fair value change due to price change	481	(619)	(168)
Fair value change due to foreign exchange	579	50	(5)
Ending Balance	$ 3,840	$ 7,199	$ 1,118